Ordinary shares (Details) ¥ in Thousands		12 Months Ended
	Dec. 15, 2014 CNY (¥)	Dec. 31, 2016 Vote / shares $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 $ / shares shares	May 16, 2014 $ / shares
Ordinary shares
Ordinary shares, par value | $ / shares		$ 0.00025		$ 0.00025
Common Stock, Shares Authorized		1,000,000,000		1,000,000,000
Ordinary shares, shares issued		149,706,286
Ordinary shares, shares outstanding		149,706,286
Share repurchase program, authorized amount | ¥	¥ 612,000,000
Share repurchase program, period over which shares will be repurchased	12 months
Total consideration of share repurchased | ¥			¥ 890
ordinary shares repurchased cancelled		10,000
Class A ordinary shares
Ordinary shares
Common stock voting rights | Vote / shares		1
Ordinary shares, par value | $ / shares					$ 0.00025
Common Stock, Shares Authorized		840,000,000		840,000,000
Ordinary shares, shares issued		90,901,446		87,839,756
Ordinary shares, shares outstanding		90,901,446		87,829,756
Ordinary shares repurchased from the open market			10,000
Class A ordinary shares | Preferred shares | Shareholders other than Mr. Leo Ou Chen and Mr. Yusen Dai, and their respective affiliates
Ordinary shares
Ordinary shares converted from other security (per share)		1
Class B ordinary shares
Ordinary shares
Common stock voting rights | Vote / shares		10
Ordinary shares, par value | $ / shares					$ 0.00025
Common Stock, Shares Authorized		60,000,000		60,000,000
Ordinary shares, shares issued		58,804,840		58,804,840
Ordinary shares, shares outstanding		58,804,840		58,804,840
Class B ordinary shares | Mr. Leo Ou Chen and Mr. Yusen Dai, and affiliates
Ordinary shares
Ordinary shares converted from other security (per share)		1
Discretionary shares
Ordinary shares
Common Stock, Shares Authorized		100,000,000		100,000,000